Employee Benefit Plans and Similar Obligations - Summary of Share Based Compensation Plan (Plan 2024-2027) (Detail) - Plan 2024-2027 [member] $ / shares in Units, $ in Millions	12 Months Ended
Dec. 31, 2024 USD ($) $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted	1,002,892
Amount at the end of the fiscal year	1,002,892
Expense recognized during the fiscal year | $	$ 2
Fair value of shares on grant date (in U.S. dollars) | $ / shares	$ 18.14